CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
REVENUES
Time charter revenues	$ 34,436	$ 33,777	$ 71,122	$ 69,852
Other revenue	0	0	0	64
Total revenues	34,436	33,777	71,122	69,916
OPERATING EXPENSES
Vessel operating expenses	(5,776)	(9,064)	(11,283)	(14,957)
Administrative expenses	(2,155)	(2,272)	(4,583)	(4,848)
Depreciation and amortization	(5,234)	(5,589)	(10,516)	(10,912)
Total operating expenses	(13,165)	(16,925)	(26,382)	(30,717)
Equity in earnings (losses) of joint ventures	6,475	(1,575)	(3,572)	(1,223)
Operating income (loss)	27,746	15,277	41,168	37,976
FINANCIAL INCOME (EXPENSE), NET
Interest income	163	297	335	496
Interest expense	(6,322)	(7,148)	(12,833)	(13,984)
Gain (loss) on debt extinguishment	0	0	0	1,030
Other items, net	(487)	(759)	(1,134)	(1,806)
Total financial income (expense), net	(6,646)	(7,610)	(13,632)	(14,264)
Income (loss) before tax	21,100	7,667	27,536	23,712
Income tax expense	(1,419)	(1,511)	(2,381)	(3,421)
Net income (loss)	19,681	6,156	25,155	20,291
Preferred unitholders' interest in net income	3,668	3,378	7,337	6,742
Limited partners' interest in net income (loss)	$ 16,013	$ 2,778	17,818	$ 13,549
Common Unit Public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 9,218
Earnings per unit
Earnings per share, basic and diluted	$ 0.47	$ 0.07	$ 0.51	$ 0.38
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 8,600
Earnings per unit
Earnings per share, basic and diluted	0.50	0.10	$ 0.56	0.44
Subordinated Units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 0
Earnings per unit
Earnings per share, basic and diluted	$ 0	$ 0.10	$ 0	$ 0.44